Investment securities (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 0	SFr 41
Realized gains	0	0
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	14	7
Realized gains	SFr 1	SFr 0